Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense

Total income tax expense for the years ended December 31 is allocated as follows:

	December 31,
	2013	2012
Current	$18,000	$32,921
Deferred	(13,229,355)	(6,289,888)
Valuation allowance	13,229,355	6,289,888

Provision for income taxes	$18,000	$32,921

Reconciliation of Statutory Federal Income Tax Rate and the Effective Income Tax Rate

A reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate for the years ended December 31 is as follows:

	December 31,
	2013	2012
Income tax benefit at statutory federal rate	35.00%	34.00%
Permanent differences	(1.20)	(0.61)
Return-to-provision—R&D Credit	2.61	1.91
R&D Credit—current year	3.72	—
Reserve for uncertain tax positions	(6.53)	—
Change in effective state tax rates	6.58	—
State income tax expense	10.12	4.34
Change in valuation allowance	(50.37)	(39.84)

Provision for income taxes	(0.07)%	(0.20)%

Deferred Tax Assets and Liabilities

The following summarizes the significant components of the Company’s deferred tax assets and liabilities as of December 31, 2013 and 2012, respectively:

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$22,346,862	$8,329,939
Accrued expenses	—	215,865
Accrued employee benefits	377,049	282,268
Capitalized research and development costs	31,891	27,516
Research and development credit	1,874,939	1,928,714
Nonqualified stock options	53,686	—
Deferred revenue	—	643,669

Deferred tax liabilities:
Depreciation	102,916	130,017

Net deferred tax asset	24,787,343	11,557,988
Valuation allowance	(24,787,343)	(11,557,988)

Net deferred tax asset	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following summarizes the significant components of gross unrecognized tax benefits as of December 31, 2013 and 2012, respectively:

	December 31,
	2013	2012
Balance at January1,	$—	$—
Current Year Uncertain Tax Positions:
Gross Increases	6,649	—
Prior Year Uncertain Tax Positions:
Gross Increases	1,709,255	—

Balance at December 31,	$1,715,904	$—